Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 554,762	$ 554,762	$ 288,380
Increases (decreases) for the year		114,671	124,120
Initial balance adjustment for IFRS 9	$ 10,286
Amounts written off		(47,959)	(81,995)
Foreign currency translation differences		(106,837)	(18,406)
Other movements		274,942	242,663
Balance at end of period		$ 799,865	$ 554,762